Warrants (Details Narrative) (USD $)		0 Months Ended	9 Months Ended			0 Months Ended	9 Months Ended	1 Months Ended	6 Months Ended		9 Months Ended
	Feb. 27, 2012	Jun. 30, 2012 February 2012 Warrants	Sep. 30, 2012 February 2012 Warrants	Feb. 29, 2012 February 2012 Warrants	Feb. 24, 2012 February 2012 Warrants	Feb. 28, 2012 March 2011Warrants	Sep. 30, 2012 March 2011Warrants	Apr. 30, 2012 The Advisory and Consulting Warrants	Jun. 30, 2012 June 2012 Warrants	Sep. 30, 2012 June 2012 Warrants	Sep. 30, 2012 September 2011 Warrants	Nov. 30, 2011 September 2011 Warrants	Sep. 30, 2012 January 2012 Warrants
Class of Warrant or Right [Line Items]
Expiration period		10 years	10 years				5 years	5 years	10 years		5 years
Initial exercise price based on securities sold in Target Transaction Financing (in percent)							120.00%
Description of entitlement to purchase shares, securities and units							Equal to the Warrant Coverage (as defined below) (a) multiplied by the principal amount of the Note (the “Purchase Price”) and (b) divided by the Financing Share Price.
Description of calculation of warrant coverage							(i) 50% if closed on or prior to 120 days, (ii) 75% if closed after 120 days but before 150 days and (iii) 100%, if closed after 150 days after the closing of the Private Placement.
Replacement warrants issued						1,000,000
Expiration period						4 years
Warrants remain outstanding							1,000,000						650,000
Exercise price (in dollars per unit)	0.60		0.2	0.40	0.40		0.6	0.6		0.4		1	0.5
Initial exercise price (in dollars per share)			$ 0.40				$ 0.6